Columbia Acorn Family of Funds
First Quarter Report
March 31, 2024 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 1.4%
Take-Two Interactive Software, Inc.(a)	281,598	41,814,487
Media 0.8%
Trade Desk, Inc. (The), Class A(a)	255,371	22,324,533
Total Communication Services		64,139,020
Consumer Discretionary 18.9%
Automobile Components 1.8%
Dorman Products, Inc.(a)	357,562	34,465,401
Modine Manufacturing Co.(a)	202,151	19,242,754
Total		53,708,155
Distributors 1.5%
Pool Corp.	105,625	42,619,688
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	473,605	53,687,863
Hotels, Restaurants & Leisure 5.0%
Churchill Downs, Inc.	559,746	69,268,568
Dutch Bros, Inc., Class A(a)	338,035	11,155,155
Planet Fitness, Inc., Class A(a)	430,345	26,952,507
Portillo’s, Inc., Class A(a)	1,534,078	21,753,226
Xponential Fitness, Inc., Class A(a)	1,045,499	17,292,553
Total		146,422,009
Household Durables 3.2%
Skyline Champion Corp.(a)	585,936	49,810,419
TopBuild Corp.(a)	102,501	45,175,266
Total		94,985,685
Leisure Products 0.7%
Brunswick Corp.	201,624	19,460,748
Specialty Retail 4.9%
Boot Barn Holdings, Inc.(a)	381,072	36,259,001
Five Below, Inc.(a)	330,673	59,977,469
Williams-Sonoma, Inc.	148,361	47,109,068
Total		143,345,538
Total Consumer Discretionary		554,229,686
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.5%
Beverages 1.0%
Celsius Holdings, Inc.(a)	342,497	28,399,851
Consumer Staples Distribution & Retail 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	803,016	60,748,161
Household Products 0.4%
WD-40 Co.	49,600	12,564,176
Total Consumer Staples		101,712,188
Energy 2.0%
Energy Equipment & Services 1.5%
ChampionX Corp.	413,259	14,831,866
Helix Energy Solutions Group, Inc.(a)	1,466,254	15,894,193
TechnipFMC PLC	593,740	14,908,811
Total		45,634,870
Oil, Gas & Consumable Fuels 0.5%
Permian Resources Corp.	785,343	13,869,158
Total Energy		59,504,028
Financials 7.4%
Banks 1.2%
Lakeland Financial Corp.	232,728	15,434,521
Western Alliance Bancorp	310,239	19,914,241
Total		35,348,762
Capital Markets 4.1%
Blue Owl Capital, Inc.	2,211,962	41,717,603
GCM Grosvenor, Inc., Class A(b)	4,025,082	38,882,292
Houlihan Lokey, Inc., Class A	304,761	39,067,313
Total		119,667,208
Insurance 2.1%
Ryan Specialty Holdings, Inc., Class A	1,124,700	62,420,850
Total Financials		217,436,820

Columbia Acorn® Fund | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.6%
Biotechnology 6.5%
Apellis Pharmaceuticals, Inc.(a)	64,012	3,762,625
Arrowhead Pharmaceuticals, Inc.(a)	214,574	6,136,816
bluebird bio, Inc.(a),(c)	5,365,983	6,868,458
Cytokinetics, Inc.(a)	93,217	6,535,444
Exact Sciences Corp.(a)	717,960	49,582,318
Exelixis, Inc.(a)	505,034	11,984,457
Insmed, Inc.(a)	311,042	8,438,569
Natera, Inc.(a)	625,608	57,218,108
Neurocrine Biosciences, Inc.(a)	40,191	5,543,143
Revolution Medicines, Inc.(a)	258,724	8,338,675
Sarepta Therapeutics, Inc.(a)	144,489	18,705,546
Viking Therapeutics, Inc.(a)	87,952	7,212,064
Total		190,326,223
Health Care Equipment & Supplies 4.4%
Glaukos Corp.(a)	307,866	29,028,685
Inspire Medical Systems, Inc.(a)	183,916	39,503,318
Insulet Corp.(a)	139,818	23,964,805
Outset Medical, Inc.(a),(b)	3,023,976	6,713,227
Shockwave Medical, Inc.(a)	91,847	29,908,138
Total		129,118,173
Health Care Providers & Services 0.2%
P3 Health Partners, Inc., Class A(a),(b),(c)	6,309,520	6,498,806
Life Sciences Tools & Services 9.1%
BioLife Solutions, Inc.(a)	842,926	15,636,277
Bio-Techne Corp.	907,134	63,853,162
Charles River Laboratories International, Inc.(a)	96,946	26,267,519
DNA Script(a),(d),(e),(f)	1,139	227,195
Maravai LifeSciences Holdings, Inc., Class A(a)	2,513,250	21,789,877
Repligen Corp.(a)	346,722	63,769,110
Stevanato Group SpA	642,229	20,615,551
West Pharmaceutical Services, Inc.	139,981	55,391,882
Total		267,550,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Intra-Cellular Therapies, Inc.(a)	102,376	7,084,419
Pliant Therapeutics, Inc.(a)	310,308	4,623,589
Total		11,708,008
Total Health Care		605,201,783
Industrials 20.8%
Aerospace & Defense 2.5%
Axon Enterprise, Inc.(a)	54,387	17,016,604
Curtiss-Wright Corp.	221,354	56,653,343
Total		73,669,947
Commercial Services & Supplies 1.8%
Casella Waste Systems, Inc., Class A(a)	517,501	51,165,324
Construction & Engineering 3.5%
MYR Group, Inc.(a)	181,896	32,150,118
WillScot Mobile Mini Holdings Corp.(a)	1,489,768	69,274,212
Total		101,424,330
Electrical Equipment 2.8%
Atkore, Inc.	304,426	57,950,534
Vertiv Holdings Co.	293,675	23,984,437
Total		81,934,971
Machinery 3.3%
Esab Corp.	268,030	29,636,077
SPX Technologies, Inc.(a)	552,533	68,033,388
Total		97,669,465
Professional Services 5.5%
Exponent, Inc.	350,223	28,959,940
ICF International, Inc.	178,809	26,934,000
KBR, Inc.	799,028	50,866,122
Parsons Corp.(a)	353,668	29,336,761
Paylocity Holding Corp.(a)	148,430	25,509,180
Total		161,606,003
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a)	236,875	41,346,531
Total Industrials		608,816,571
Columbia Acorn® Fund | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.5%
IT Services 1.9%
Globant SA(a)	167,491	33,816,433
MongoDB, Inc.(a)	65,353	23,438,200
Total		57,254,633
Semiconductors & Semiconductor Equipment 3.9%
Lattice Semiconductor Corp.(a)	569,382	44,542,754
Monolithic Power Systems, Inc.	23,917	16,201,854
Onto Innovation, Inc.(a)	133,586	24,189,753
Rambus, Inc.(a)	458,408	28,334,198
Total		113,268,559
Software 9.8%
Crowdstrike Holdings, Inc., Class A(a)	62,288	19,968,910
DoubleVerify Holdings, Inc.(a)	1,038,759	36,522,767
Dynatrace, Inc.(a)	395,641	18,373,568
HubSpot, Inc.(a)	63,312	39,668,767
Monday.com Ltd.(a)	78,721	17,780,712
Procore Technologies, Inc.(a)	117,602	9,663,356
Sprout Social, Inc., Class A(a)	833,268	49,754,432
Varonis Systems, Inc.(a)	468,948	22,120,277
Workiva, Inc., Class A(a)	383,927	32,557,010
Zeta Global Holdings Corp., Class A(a)	1,283,941	14,033,475
Zscaler, Inc.(a)	136,911	26,373,166
Total		286,816,440
Technology Hardware, Storage & Peripherals 2.9%
Pure Storage, Inc., Class A(a)	277,743	14,439,859
Super Micro Computer, Inc.(a)	70,210	70,914,206
Total		85,354,065
Total Information Technology		542,693,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.1%
Chemicals 0.5%
Albemarle Corp.	110,523	14,560,300
Containers & Packaging 1.6%
Avery Dennison Corp.	207,186	46,254,274
Total Materials		60,814,574
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	537,620	65,713,292
Total Real Estate		65,713,292
Total Common Stocks (Cost $2,275,367,890)		2,880,261,659

Securities Lending Collateral 0.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.200%(g),(h)	73,400	73,400
Total Securities Lending Collateral (Cost $73,400)		73,400

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(g)	59,220,200	59,208,356
Total Money Market Funds (Cost $59,192,813)		59,208,356
Total Investments in Securities (Cost: $2,334,634,103)		2,939,543,415
Obligation to Return Collateral for Securities Loaned		(73,400)
Other Assets & Liabilities, Net		(4,473,115)
Net Assets		2,934,996,900

Columbia Acorn® Fund | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	68,959,416	254,463,569	(264,208,315)	(6,314)	59,208,356	6,909	822,527	59,220,200
GCM Grosvenor, Inc., Class A
	36,064,735	—	—	2,817,557	38,882,292	—	442,759	4,025,082
Outset Medical, Inc.‡
	—	2,682,564	—	(31,055,438)	6,713,227	—	—	3,023,976
P3 Health Partners, Inc., Class A‡
	—	2,020,781	—	(21,459,469)	6,498,806	—	—	6,309,520
Total	105,024,151			(49,703,664)	111,302,681	6,909	1,265,286

‡	Issuer was not an affiliate at the beginning of period.

(c)	All or a portion of this security was on loan at March 31, 2024. The total market value of securities on loan at March 31, 2024 was $61,168.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $227,195, which represents 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $227,195, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	227,195

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(h)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn® Fund | First Quarter Report 2024

Portfolio of Investments
Columbia Acorn International®, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 4.9%
CAR Group Ltd.	872,591	20,511,009
IDP Education Ltd.	1,432,359	16,720,092
Pro Medicus Ltd.	252,698	17,087,804
Total		54,318,905
Brazil 1.4%
TOTVS SA	2,641,793	15,006,716
Canada 8.9%
Agnico Eagle Mines Ltd.	97,083	5,788,929
Altus Group Ltd.(a)	377,811	14,470,366
ARC Resources Ltd.	957,042	17,062,910
CCL Industries, Inc., Class B	416,811	21,302,887
Richelieu Hardware Ltd.	446,976	14,057,198
Wheaton Precious Metals Corp.	258,225	12,162,530
Whitecap Resources, Inc.	1,643,356	12,435,421
Total		97,280,241
China 2.1%
Proya Cosmetics Co., Ltd., Class A	407,064	5,258,413
Shenzhou International Group Holdings Ltd.	576,800	5,475,801
Silergy Corp.	1,236,000	12,643,953
Total		23,378,167
Finland 1.5%
Valmet OYJ(a)	608,034	16,006,044
France 1.9%
Edenred SE	292,710	15,629,177
Robertet SA	5,829	5,018,316
Total		20,647,493
Germany 7.9%
Amadeus Fire AG	70,766	9,167,407
CTS Eventim AG & Co. KGaA	166,648	14,817,157
Hypoport SE(b)	95,907	24,393,708
Jenoptik AG	679,887	21,119,757
Nemetschek SE	175,954	17,416,456
Total		86,914,485
Common Stocks (continued)
Issuer	Shares	Value ($)
India 2.6%
Astral Ltd.	155,692	3,723,679
Cholamandalam Investment and Finance Co., Ltd.	400,065	5,570,984
ICICI Prudential Life Insurance Co., Ltd.	1,394,459	10,195,573
Max Healthcare Institute Ltd.	944,652	9,316,505
Total		28,806,741
Ireland 1.9%
Bank of Ireland Group PLC	577,511	5,893,543
CRH PLC	169,949	14,668,301
Total		20,561,844
Italy 2.2%
Amplifon SpA	521,666	19,016,126
Carel Industries SpA	249,562	5,479,848
Total		24,495,974
Japan 18.2%
Capcom Co., Ltd.	488,800	9,157,233
Daiseki Co., Ltd.	844,119	20,607,809
Disco Corp.	65,900	24,088,657
Fuso Chemical Co., Ltd.	507,100	15,481,224
Gunma Bank Ltd. (The)	1,063,900	6,040,285
Hoshizaki Corp.	188,800	6,888,695
Kokusai Electric Corp.	225,600	5,791,569
Macnica Holdings, Inc.	112,000	5,490,100
NGK Spark Plug Co., Ltd.	423,300	14,053,506
Obic Co., Ltd.	85,600	12,929,979
Recruit Holdings Co., Ltd.	533,900	23,441,845
Simplex Holdings, Inc.	727,400	13,428,673
Solasto Corp.	1,887,300	6,778,768
Sundrug Co., Ltd.	182,800	5,675,075
Suntory Beverage & Food Ltd.	614,500	20,785,409
Yaskawa Electric Corp.	218,100	9,285,540
Total		199,924,367

Columbia Acorn International® | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 4.9%
Corporación Inmobiliaria Vesta SAB de CV	7,007,664	27,344,411
Grupo Aeroportuario del Centro Norte SAB de CV	1,373,218	13,498,003
La Comer SAB de CV	5,357,945	12,562,946
Total		53,405,360
Netherlands 4.5%
BE Semiconductor Industries NV	112,247	17,193,838
IMCD NV	180,474	31,765,245
Total		48,959,083
New Zealand 1.6%
Fisher & Paykel Healthcare Corp., Ltd.	1,137,570	17,432,797
Norway 0.8%
AutoStore Holdings Ltd.(b),(c)	4,699,040	8,691,671
Sweden 6.1%
AddTech AB, B Shares	648,070	14,743,705
Hexagon AB, Class B	2,259,128	26,704,999
Munters Group AB	1,405,706	25,214,948
Total		66,663,652
Switzerland 5.7%
Belimo Holding AG, Registered Shares	60,139	29,515,400
Inficon Holding AG	12,163	17,749,783
Tecan Group AG, Registered Shares	21,728	9,002,555
VAT Group AG	12,809	6,617,052
Total		62,884,790
Taiwan 3.8%
Parade Technologies Ltd.	198,000	5,698,719
Sinbon Electronics Co., Ltd.	1,658,000	14,509,911
Universal Vision Biotechnology Co., Ltd.	571,883	4,881,226
Voltronic Power Technology Corp.	317,408	16,371,049
Total		41,460,905
United Kingdom 15.7%
Ashtead Group PLC	136,138	9,697,003
Auto Trader Group PLC	2,439,267	21,540,957
ConvaTec Group PLC	4,007,275	14,476,500
Genus PLC	658,912	14,656,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	783,051	23,382,201
Howden Joinery Group PLC	590,796	6,762,950
Intermediate Capital Group PLC	995,514	25,785,291
Rentokil Initial PLC	2,515,836	14,957,935
Rightmove PLC	3,669,818	25,436,493
Safestore Holdings PLC	1,672,397	15,957,268
Total		172,653,117
United States 1.2%
Inter Parfums, Inc.	93,531	13,142,041
Vietnam 1.2%
FPT Corp.	2,870,489	13,558,082
Total Common Stocks (Cost $785,540,643)		1,086,192,475

Securities Lending Collateral 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.200%(d),(e)	20,830,800	20,830,800
Total Securities Lending Collateral (Cost $20,830,800)		20,830,800

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(d),(f)	5,968,987	5,967,793
Total Money Market Funds (Cost $5,967,720)		5,967,793
Total Investments in Securities (Cost $812,339,163)		1,112,991,068
Obligation to Return Collateral for Securities Loaned		(20,830,800)
Other Assets & Liabilities, Net		4,643,667
Net Assets		$1,096,803,935
Columbia Acorn International® | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2024. The total market value of securities on loan at March 31, 2024 was $19,497,830.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $8,691,671, which represents 0.79% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(e)	Investment made with cash collateral received from securities lending activity.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	21,219,590	42,240,218	(57,492,045)	30	5,967,793	(1,838)	338,082	5,968,987
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Acorn International® | First Quarter Report 2024

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 1.9%
CSL Ltd.	22,509	4,223,308
Brazil 0.8%
TOTVS SA	321,308	1,825,191
Canada 3.2%
ARC Resources Ltd.	137,717	2,455,329
Canadian National Railway Co.	13,670	1,800,094
Whitecap Resources, Inc.	382,647	2,895,524
Total		7,150,947
China 1.1%
NetEase, Inc., ADR	23,783	2,460,827
Denmark 3.4%
Novo Nordisk A/S	59,175	7,590,579
France 16.0%
Airbus Group SE	26,349	4,854,245
Cie de Saint-Gobain SA	31,386	2,435,986
EssilorLuxottica SA	11,042	2,497,829
L’Oreal SA	6,884	3,260,067
LVMH Moet Hennessy Louis Vuitton SE	4,488	4,038,288
Pernod Ricard SA	9,978	1,615,280
Publicis Groupe SA	44,604	4,862,751
Schneider Electric SE	27,623	6,244,909
TotalEnergies SE	83,125	5,718,119
Total		35,527,474
Germany 5.4%
Adidas AG	23,407	5,229,800
Deutsche Telekom AG, Registered Shares	170,412	4,136,667
Nemetschek SE	25,067	2,481,207
Total		11,847,674
Hong Kong 0.8%
AIA Group Ltd.	275,800	1,855,189
India 2.2%
Max Healthcare Institute Ltd.	119,375	1,177,320
Phoenix Mills Ltd. (The)	72,251	2,410,720
Polycab India Ltd.	19,680	1,198,467
Total		4,786,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 4.5%
Bank of Ireland Group PLC	488,933	4,989,598
CRH PLC	56,688	4,892,742
Total		9,882,340
Italy 1.0%
Amplifon SpA	62,976	2,295,644
Japan 24.0%
Capcom Co., Ltd.	293,000	5,489,094
Daikin Industries Ltd.	20,000	2,730,815
Disco Corp.	9,700	3,545,675
Gunma Bank Ltd. (The)	335,300	1,903,664
Hoya Corp.	17,600	2,201,247
Keyence Corp.	9,400	4,364,053
Kokusai Electric Corp.	44,700	1,147,532
Macnica Holdings, Inc.	37,500	1,838,203
NGK Spark Plug Co., Ltd.	98,300	3,263,548
Omron Corp.	68,400	2,449,201
ORIX Corp.	70,300	1,537,584
Recruit Holdings Co., Ltd.	102,400	4,496,057
Renesas Electronics Corp.	319,400	5,691,918
Sony Group Corp.	19,700	1,689,289
Suntory Beverage & Food Ltd.	125,800	4,255,174
Tokyo Electron Ltd.	11,800	3,073,300
Yaskawa Electric Corp.	80,700	3,435,778
Total		53,112,132
Netherlands 3.1%
ASML Holding NV	4,473	4,336,403
IMCD NV	14,131	2,487,199
Total		6,823,602
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	2,268,729
Norway 0.9%
Equinor ASA	73,263	1,964,504
Singapore 1.1%
DBS Group Holdings Ltd.	88,900	2,372,547
Columbia Acorn International SelectSM | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.7%
Industria de Diseno Textil SA	75,631	3,808,497
Switzerland 8.6%
Belimo Holding AG, Registered Shares	8,475	4,159,414
Lonza Group AG, Registered Shares	5,084	3,038,191
Nestlé SA, Registered Shares	46,461	4,936,480
Sika AG	11,656	3,468,248
VAT Group AG	6,447	3,330,481
Total		18,932,814
Taiwan 0.8%
Parade Technologies Ltd.	61,000	1,755,666
United Kingdom 17.4%
3i Group PLC	178,991	6,346,558
Ashtead Group PLC	69,659	4,961,756
Auto Trader Group PLC	177,233	1,565,129
BT Group PLC	1,462,836	2,024,509
ConvaTec Group PLC	672,194	2,428,338
Halma PLC	76,902	2,296,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	217,433	2,488,995
Intermediate Capital Group PLC	159,646	4,135,068
London Stock Exchange Group PLC	27,212	3,256,027
Reckitt Benckiser Group PLC	44,362	2,528,858
Rightmove PLC	235,662	1,633,437
Rio Tinto PLC	46,274	2,925,669
Whitbread PLC	46,043	1,924,963
Total		38,515,630
Total Common Stocks (Cost $187,082,650)		218,999,801

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(b)	1,174,736	1,174,501
Total Money Market Funds (Cost $1,174,384)		1,174,501
Total Investments in Securities (Cost $188,257,034)		220,174,302
Other Assets & Liabilities, Net		1,325,034
Net Assets		$221,499,336
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	5,679,803	17,298,787	(21,804,027)	(62)	1,174,501	1,142	25,045	1,174,736
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Acorn International SelectSM | First Quarter Report 2024

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 9.0%
	Shares	Value ($)
International 1.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,003,848	12,979,753
U.S. Large Cap 7.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	914,632	32,624,920
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	1,178,230	32,754,787
Columbia Large Cap Index Fund, Institutional 3 Class(a)	473,228	26,221,594
Total		91,601,301
U.S. Small Cap 1.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	545,846	13,160,361
Total Equity Funds (Cost $86,647,859)		117,741,415

Exchange-Traded Equity Funds 1.0%

U.S. Large Cap 1.0%
Columbia Research Enhanced Core ETF(a)	424,363	13,146,766
Total Exchange-Traded Equity Funds (Cost $10,323,256)		13,146,766

Exchange-Traded Fixed Income Funds 9.0%

Multisector 9.0%
Columbia Diversified Fixed Income Allocation ETF(a)	6,580,376	117,002,375
Total Exchange-Traded Fixed Income Funds (Cost $125,576,870)		117,002,375

Fixed Income Funds 81.0%
	Shares	Value ($)
Investment Grade 81.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,956,951	117,519,548
Columbia Quality Income Fund, Institutional 3 Class(a)	13,474,848	234,462,346
Columbia Total Return Bond Fund, Institutional 3 Class(a)	9,759,911	293,480,517
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	41,409,806	411,199,377
Total		1,056,661,788
Total Fixed Income Funds (Cost $1,110,851,125)		1,056,661,788

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 5.543%(a),(c)	4,177,297	4,176,461
Total Money Market Funds (Cost $4,176,202)		4,176,461
Total Investments in Securities (Cost: $1,337,575,312)		1,308,728,805
Other Assets & Liabilities, Net		(3,771,295)
Net Assets		1,304,957,510
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	49,842,893	—	(15,820,740)	(1,397,233)	32,624,920	—	5,068,957	—	914,632
Columbia Corporate Income Fund, Institutional 3 Class
	113,832,291	7,543,537	(2,458,064)	(1,398,216)	117,519,548	—	(75,889)	1,308,989	12,956,951
Columbia Thermostat FundSM | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	113,184,926	7,416,132	(1,945,290)	(1,653,393)	117,002,375	—	(39,058)	861,901	6,580,376
Columbia Emerging Markets Fund, Institutional 3 Class
	20,222,272	—	(6,803,684)	(438,835)	12,979,753	—	482,617	—	1,003,848
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	49,793,350	—	(18,391,828)	1,353,265	32,754,787	—	2,600,566	—	1,178,230
Columbia Large Cap Index Fund, Institutional 3 Class
	39,867,291	—	(13,966,404)	320,707	26,221,594	—	2,613,031	—	473,228
Columbia Quality Income Fund, Institutional 3 Class
	227,547,307	16,279,153	(4,280,167)	(5,083,947)	234,462,346	—	(528,717)	2,576,758	13,474,848
Columbia Research Enhanced Core ETF
	19,956,188	—	(6,417,123)	(392,299)	13,146,766	—	2,084,736	—	424,363
Columbia Short-Term Cash Fund, 5.543%
	5,040,866	34,155,164	(35,019,323)	(246)	4,176,461	—	209	58,241	4,177,297
Columbia Small Cap Index Fund, Institutional 3 Class
	19,727,625	—	(6,071,063)	(496,201)	13,160,361	—	607,437	—	545,846
Columbia Total Return Bond Fund, Institutional 3 Class
	284,542,729	19,787,077	(6,075,872)	(4,773,417)	293,480,517	—	(400,680)	3,450,742	9,759,911
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	397,039,033	26,279,728	(5,606,019)	(6,513,365)	411,199,377	—	(168,894)	3,217,468	41,409,806
Total	1,340,596,771			(20,473,180)	1,308,728,805	—	12,244,315	11,474,099

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Thermostat FundSM | First Quarter Report 2024

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Belgium 1.7%
Melexis NV	11,850	959,622
Finland 0.6%
Metso Outotec OYJ	28,390	337,241
France 4.5%
Edenred SE	24,163	1,290,177
Robertet SA	1,434	1,234,563
Total		2,524,740
Germany 10.5%
Carl Zeiss Meditec AG	4,738	591,424
CTS Eventim AG & Co. KGaA	17,449	1,551,441
Gerresheimer AG	9,043	1,017,990
Hypoport SE(a)	2,963	753,632
Nemetschek SE	16,873	1,670,140
Rational AG	431	371,348
Total		5,955,975
Italy 7.5%
Amplifon SpA	60,995	2,223,432
Carel Industries SpA	91,314	2,005,060
Total		4,228,492
Netherlands 8.0%
BE Semiconductor Industries NV	12,574	1,926,068
IMCD NV	13,294	2,339,878
Pluxee NV(a)	9,667	285,761
Total		4,551,707
Norway 1.7%
AutoStore Holdings Ltd.(a),(b)	334,505	618,724
TOMRA Systems ASA	23,051	360,816
Total		979,540
Spain 2.4%
Fluidra SA	57,227	1,354,275
Sweden 16.7%
AddTech AB, B Shares	99,873	2,272,128
Hexagon AB, Class B	188,213	2,224,853
Hexpol AB	51,007	622,837
Munters Group AB	124,327	2,230,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Sectra AB, Class B(a)	109,879	2,126,101
Total		9,476,043
Switzerland 11.3%
Accelleron Industries AG	20,479	767,081
Belimo Holding AG, Registered Shares	4,227	2,074,554
Comet Holding AG, Registered Shares	877	305,095
Inficon Holding AG	1,044	1,523,536
Kardex Holding AG	5,100	1,431,759
Tecan Group AG, Registered Shares	814	337,264
Total		6,439,289
United Kingdom 31.0%
Auction Technology Group PLC(a)	65,840	513,558
Auto Trader Group PLC	239,529	2,115,260
ConvaTec Group PLC	273,876	989,392
Diploma PLC	52,028	2,443,832
Genus PLC	25,085	557,978
Halma PLC	77,604	2,317,285
Howden Joinery Group PLC	30,515	349,311
Intermediate Capital Group PLC	91,857	2,379,233
Rentokil Initial PLC	184,750	1,098,433
Rightmove PLC	310,086	2,149,289
Safestore Holdings PLC	133,777	1,276,441
Spirax-Sarco Engineering PLC	11,050	1,401,980
Total		17,591,992
United States 3.6%
Inter Parfums, Inc.	14,552	2,044,702
Total Common Stocks (Cost $33,581,452)		56,443,618

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	73,997	73,983
Total Money Market Funds (Cost $73,975)		73,983
Total Investments in Securities (Cost $33,655,427)		56,517,601
Other Assets & Liabilities, Net		236,399
Net Assets		$56,754,000
Columbia Acorn European FundSM | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $618,724, which represents 1.09% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	548,979	6,482,965	(6,957,914)	(47)	73,983	208	7,668	73,997
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Acorn European FundSM | First Quarter Report 2024

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